Revenue Recognition - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable [Line Items]
Customer and agents	$ 992	$ 861
Other	107	$ 100
Accounts receivable from contract with customer
Accounts receivable [Line Items]
Customer and agents	987
Other	73
Total	$ 1,060